Note 19 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
19.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, accounts receivable due from charterers, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of long-term loans, accounts payable due to suppliers, accrued liabilities and termination fee outstanding (see Note 21) and warrants granted to third parties (see Note 13).

The Company follows the accounting guidance for Fair Value Measurements and Disclosures. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in current LIBOR rates.

The Company entered into an agreement with Alpha Bank relating to an interest rate swap (“the Alpha Bank Swap”), according to which the Company had pledged an amount of $1,739 as of December 31, 2013 to an account controlled by Alpha Bank as a cash collateral for the repayment of interest of the Alpha Bank Swap and which is presented as restricted cash as on the consolidated balance sheet. The details of the Alpha Bank swap was as follows:

Counterparty	Notional Amount December 31, 2013	Period (years)	Effective Date	Interest Rate Payable	Fair Value – Liability (Level 2) December 31, 2103
ALPHA BANK	$20,000	7	March 30, 2008	10.85%	(1,697)

On August 5, 2014, the Company terminated the Alpha Bank Swap. The termination fee amounted to $1,034 and was paid on the termination date. As of December 31, 2014, the Company did not have any interest rate swap agreement in place.

The fair value of the Alpha Bank Swap was considered by the Company to be classified as level 2 in the fair value hierarchy since its value was being derived by observable market based inputs. The Company paid a fixed rate and received a fixed rate for the Alpha bank Swap. The fair values of this derivative determined through Level 2 of the fair value hierarchy was derived principally from, or corroborated by, observable market data. Inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

Warrant liability

The estimated fair value of the Company's derivatives outstanding as of December 31, 2014, are recorded at their fair values. As of December 31, 2014 the Company’s derivatives consisted of 5,330,000 warrants outstanding, issued in connection with the Company’s follow-on offering that closed on June 11, 2014 (see Note 13), as depicted in the following table:

Warrants Outstanding December 31, 2014	Term (years)	Warrant Exercise Price	Fair Value – Liability December 31, 2014
5,330,000	5	$2.50	(2,599)

The following table presents the fair value of those financial liabilities measured at fair value on a recurring basis, analyzed by fair value measurement hierarchy level as of December 31, 2013 and 2014 respectively:

		Fair Value Measurement at Reporting Date
As of December 31, 2013	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swap	1,697	-	1,697	-

		Fair Value Measurement at Reporting Date
As of December 31, 2014	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrants	2,599	-	-	2,599

The following table sets forth a summary of changes in fair value of the Company’s Level 3 fair value measurements for the year ended December 31, 2014:

Beginning balance – January 1, 2014	-
Issuance of warrants	6,477
Change in fair value of warrants, included in Statement of Comprehensive (Loss)/Income	(3,878)
Closing balance – December 31, 2014	2,599

Derivative Financial Instruments not designated as hedging instruments:

The Company's interest rate swap did not qualify for hedge accounting. The Company marks to market the fair market value of its financial instruments measured at fair value at the end of every period and reflects the resulting unrealized gain or loss during the period in (loss)/gain on derivative financial instruments in the statement of comprehensive (loss)/income as well as presents the fair value at the end of each period in the balance sheet. The major unobservable input in connection with the valuation of the Company’s warrants is the volatility used in the valuation model (see Note 13), which is approximated by using a 5-year weekly historical observations of the Company’s share price. The annualized 5-year weekly historical volatility that has been applied in the warrant valuation as of December 31, 2014 was 86.71%. A 5% increase in the volatility applied would lead to an increase of 4.6% in the fair value of the warrants. The fair value of the Company’s warrants is considered by the Company to be classified as level 3 in the fair value hierarchy since its value derives by significant to the valuation of the instrument in its entirety unobservable inputs.

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive (loss)/income are presented below:

As of December 31, 2013:

	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Derivative financial instruments	1,135
Interest rate swaps	Non-Current liabilities –Derivative financial instruments	562

As of December 31, 2014:

	Balance Sheet Location	Fair Value
Warrants	Non-Current liabilities –Derivative financial instruments	2,599

	Amount of (Loss)/ Gain Recognized in Statement of Comprehensive (Loss)/Income Located in (Loss)/Gain on Derivate Financial Instruments
	2012	2013	2014
Interest rate swaps- change in fair value	2,656	2,313	651
Interest rate swaps– realized loss	(3,103)	(2,484)	(664)
Warrants- change in fair value	-	-	3,879
Total	(447)	(171)	3,866